Investment Securities (Tables)	12 Months Ended
Dec. 31, 2019
Investment Securities [Abstract]
Amortized Cost and Fair Value of Securities Available For Sale
The amortized cost and fair value of the securities available for sale are as follows:

(dollars in thousands)	December 31, 2019
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

U.S. government sponsored enterprises	$104,895	36	419	104,512
State and political subdivisions	160	2	-	162
Mortgage backed securities and collateralized mortgage obligations - residential	388,537	2,406	1,426	389,517
Corporate bonds	30,164	367	95	30,436
Small Business Administration - guaranteed participation securities	48,991	-	480	48,511
Other	685	-	-	685
Total securities available for sale	$573,432	2,811	2,420	573,823

(dollars in thousands)	December 31, 2018
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

U.S. government sponsored enterprises	$154,868	-	2,708	152,160
State and political subdivisions	168	5	-	173
Mortgage backed securities and collateralized mortgage obligations - residential	271,386	53	9,407	262,032
Corporate bonds	30,048	-	110	29,938
Small Business Administration - guaranteed participation securities	58,376	-	1,901	56,475
Other	685	-	-	685
Total securities available for sale	$515,531	58	14,126	501,463

Securities, Available-for-sale and Held-to-maturity [Abstract]
Proceeds from Calls/Paydowns of Securities Available for Sale
The proceeds from calls/paydowns of securities available for sale during 2019, 2018 and 2017 are as follows:

(dollars in thousands)	Years ended December 31,
	2019	2018	2017
Proceeds from calls/paydowns	192,003	78,230	124,624

Amortized Cost and Fair Value of Held to Maturity Securities
The amortized cost and fair value of the held to maturity securities are as follows:

	December 31, 2019
(dollars in thousands)	Amortized Cost	Gross Unrecognized Gains	Gross Unrecognized Losses	Fair Value
Mortgage backed securities and collateralized mortgage obligations - residential	$18,618	1,062	-	19,680
Total held to maturity	$18,618	1,062	-	19,680

	December 31, 2018
(dollars in thousands)	Amortized Cost	Gross Unrecognized Gains	Gross Unrecognized Losses	Fair Value
Mortgage backed securities and collateralized mortgage obligations - residential	$22,501	577	154	22,924
Total held to maturity	$22,501	577	154	22,924

Securities Held in Available For Sale and Held to Maturity Greater Than 10% of Shareholders Equity
The Company has the following balances of securities held in the available for sale and held to maturity portfolios as of December 31, 2019 that represent greater than 10% of shareholders’ equity:

(dollars in thousands)	Amortized Cost	Fair Value
Federal National Mortgage Association	$240,324	239,846
Federal Home Loan Mortgage Corporation	96,989	97,177
Government National Mortgage Association	99,742	101,927
Federal Farm Credit Bureau	54,995	54,757

Securities Available for Sale [Member]
Securities, Available-for-sale and Held-to-maturity [Abstract]
Debt Securities Based on Securities Contractual Maturity
The following table distributes the amortized cost and fair value of debt securities included in the available for sale portfolio as of December 31, 2019, based on the securities’ final maturity.  Actual maturities may differ because of securities prepayments and the right of certain issuers to call or prepay their obligations without penalty.  Securities not due at a single maturity are shown separately:

(dollars in thousands)	Amortized Cost	Fair Value
Due in one year or less	$10,032	10,081
Due in one year through five years	105,854	105,837
Due after five years through ten years	20,018	19,877
Mortgage backed securities and collateralized mortgage obligations - residential	388,537	389,517
Small Business Administration - guaranteed participation securities	48,991	48,511
	$573,432	573,823

Gross Unrealized Losses on Investment Securities and Related Fair Values in Unrealized Loss Position
Gross unrealized losses on securities available for sale and the related fair values aggregated by the length of time that individual securities have been in an unrealized loss position, were as follows:

(dollars in thousands)	December 31, 2019
	Less than 12 months		12 months or more		Total
	Fair Value	Gross Unreal. Loss	Fair Value	Gross Unreal. Loss	Fair Value	Gross Unreal. Loss
U.S. government sponsored enterprises	$19,820	180	74,656	239	94,476	419
Mortgage backed securities and collateralized mortgage obligations - residential	67,322	446	169,169	980	236,491	1,426
Corporate bonds	4,905	95	-	-	4,905	95
Small Business Administration - guaranteed participation securities	48,510	480	-	-	48,510	480
Total	$140,557	1,201	243,825	1,219	384,382	2,420

(dollars in thousands)	December 31, 2018
	Less than 12 months		12 months or more		Total
	Fair Value	Gross Unreal. Loss	Fair Value	Gross Unreal. Loss	Fair Value	Gross Unreal. Loss
U.S. government sponsored enterprises	$29,870	106	112,291	2,602	142,161	2,708
Mortgage backed securities and collateralized mortgage obligations - residential	1,102	11	259,729	9,396	260,831	9,407
Corporate bonds	14,943	98	9,995	12	24,938	110
Small Business Administration - guaranteed participation securities	-	-	56,475	1,901	56,475	1,901
Total	$45,915	215	438,490	13,911	484,405	14,126

Held to Maturity Securities [Member]
Securities, Available-for-sale and Held-to-maturity [Abstract]
Debt Securities Based on Securities Contractual Maturity
The following table distributes the debt securities included in the held to maturity portfolio as of December 31, 2019, based on the securities’ final maturity.  Actual maturities may differ because of securities prepayments and the right of certain issuers to call or prepay their obligations without penalty.  Securities not due at a single maturity date are shown separately.

(dollars in thousands)	Amortized Cost	Fair Value
Mortgage backed securities and collateralized mortgage obligations - residential	$18,618	19,680
	$18,618	19,680